OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
Disclosure of other financial assets [Table Text Block]
	As at December 31,
	2020	2019
Current:
Marketable securities	1,791	730
Copper put options (Note 7)	1,514	—
Fuel call options (Note 7)	278	—
	3,583	730
Long-term:
Investment in subscription receipts	1,200	2,400
Reclamation deposits	2,825	3,083
Restricted cash	1,273	1,300
	5,298	6,783